Fair Value Measurements (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Investments in Marketable equity securities		$ 536,315	$ 424,229
Fair Value, Measurements, Recurring [Member]
Assets
Money market investments	[1]	217,628	435,258
Commercial paper	[2]		49,882
Investments in Marketable equity securities	[3]	536,315	424,229
Other current investments	[4]	20,838	24,012
Total Financial Assets		774,781	933,381
Liabilities
Deferred compensation plan liabilities	[5]	43,414	46,300
Interest rate swap	[6]	244	365
Mandatorily Redeemable Noncontrolling Interest	[7]	10,331	12,584
Total Financial Liabilities		53,989	59,249
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Money market investments	[1]	0	0
Commercial paper	[2]		49,882
Investments in Marketable equity securities	[3]	536,315	424,229
Other current investments	[4]	9,831	6,957
Total Financial Assets		546,146	481,068
Liabilities
Deferred compensation plan liabilities	[5]	0	0
Interest rate swap	[6]	0	0
Mandatorily Redeemable Noncontrolling Interest	[7]	0	0
Total Financial Liabilities		0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Money market investments	[1]	217,628	435,258
Commercial paper	[2]		0
Investments in Marketable equity securities	[3]	0	0
Other current investments	[4]	11,007	17,055
Total Financial Assets		228,635	452,313
Liabilities
Deferred compensation plan liabilities	[5]	43,414	46,300
Interest rate swap	[6]	244	365
Mandatorily Redeemable Noncontrolling Interest	[7]	0	0
Total Financial Liabilities		43,658	46,665
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Money market investments	[1]	0	0
Commercial paper	[2]		0
Investments in Marketable equity securities	[3]	0	0
Other current investments	[4]	0	0
Total Financial Assets		0	0
Liabilities
Deferred compensation plan liabilities	[5]	0	0
Interest rate swap	[6]	0	0
Mandatorily Redeemable Noncontrolling Interest	[7]	10,331	12,584
Total Financial Liabilities		$ 10,331	$ 12,584

[1]	The Company’s money market investments are included in cash, cash equivalents and restricted cash and the value considers the liquidity of the counterparty.
[2]	The Company’s commercial paper investments with original maturities of three months or less are included in cash and cash equivalents.
[3]	The Company’s investments in marketable equity securities are classified as available-for-sale.
[4]	Includes U.S. Government Securities, corporate bonds, mutual funds and time deposits. These investments are valued using a market approach based on the quoted market prices of the security or inputs that include quoted market prices for similar instruments and are classified as either Level 1 or Level 2 in the valuation hierarchy.
[5]	Includes Graham Holdings Company’s Deferred Compensation Plan and supplemental savings plan benefits under the Graham Holdings Company’s Supplemental Executive Retirement Plan, which are included in accrued compensation and related benefits. These plans measure the market value of a participant’s balance in a notional investment account that is comprised primarily of mutual funds, which are based on observable market prices. However, since the deferred compensation obligations are not exchanged in an active market, they are classified as Level 2 in the fair value hierarchy. Realized and unrealized gains (losses) on deferred compensation are included in operating income.
[6]	Included in Other liabilities. The Company utilized a market approach model using the notional amount of the interest rate swap multiplied by the observable inputs of time to maturity and market interest rates.
[7]	The fair value of the mandatorily redeemable noncontrolling interest is based on an EBITDA multiple, adjusted for working capital and other items, which approximates fair value.